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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ----------------------------------
Address:  311 South Wacker Drive, Suite 4500
          ----------------------------------
          Chicago, IL  60606
          ----------------------------------

13F File Number:  28-5324
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Deanna B. Marotz
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3953
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Deanna B. Marotz       Chicago, IL               August 4, 2006
    ---------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    13F File Number     Name


    ---------------     --------------------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1
                                            ---------------------
Form 13F Information Table Entry Total:     75
                                            ---------------------
Form 13F Information Table Value Total:     $1,583,887
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     13F File Number     Name
     1       28-04975            Affiliated Managers Group, Inc.
     ----    ---------------     --------------------------------
     [Repeat as necessary.]

                                                   FORM 13F INFORMATION TABLE
     COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                       VOTING AUTHORITY
                    TITLE OF                 VALUE     SHRS OR    SH/ PUT/  INVESTMENT     OTHER
NAME OF ISSUER       CLASS        CUSIP     (x$1000)   PRN AMT    PRN CALL  DISCRETION   MANAGERS(1) SOLE   SHARED   NONE
------------------  ---------  ----------  ---------  -------     --- ----  ----------- -----------  -----  ------  ------
ADVO, Inc.             COM     007585102   $   20,842     846,907          Shared-Defined    1              790,680   56,227
AMIS Holdings, Inc.    COM     031538101   $   10,865   1,086,500          Shared-Defined    1            1,008,600   77,900
Acuity Brands, Inc.    COM     00508Y102   $   22,274     572,450          Shared-Defined    1              534,436   38,014
Adesa, Inc.            COM     00686U104   $   30,700   1,380,400          Shared-Defined    1            1,289,600   90,800
Aftermarket
Technology Corp.       COM     008318107   $   29,030   1,168,200          Shared-Defined    1            1,090,700   77,500
Albemarle Corporation  COM     012653101   $   38,524     804,600          Shared-Defined    1              751,500   53,100
American Axle & Mfg.
Holdings, Inc.         COM     024061103   $   12,528     732,200          Shared-Defined    1              683,500   48,700
Andrew Corporation     COM     034425108   $   20,273   2,288,200          Shared-Defined    1            2,138,000  150,200
Arris Group, Inc.      COM     04269Q100   $   13,661   1,041,200          Shared-Defined    1              971,500   69,700
Aspen Insurance
Holdings Limit         SHS     G05384105   $   24,070   1,033,500          Shared-Defined    1              966,000   67,500
Ball Corp.             COM     058498106   $      252       6,800          Shared-Defined    1                6,800        0
Belden CDT Inc.        COM     077454106   $   29,795     901,500          Shared-Defined    1              841,800   59,700
Benchmark Electronics,
Inc.                   COM     08160H101   $   34,144   1,415,600          Shared-Defined    1            1,322,750   92,850
Big 5 Sporting Goods
Corp                   COM     08915P101   $   18,566     952,100          Shared-Defined    1              889,100   63,000
Blount International
Inc.                   COM     095180105   $   11,954     994,500          Shared-Defined    1              928,100   66,400
Brunswick Corporation  COM     117043109   $      289       8,700          Shared-Defined    1                8,700        0
CDW Corporation        COM     12512N105   $      230       4,200          Shared-Defined    1                4,200        0
Carlisle Companies
Incorporate            COM     142339100   $   29,357     370,200          Shared-Defined    1              345,900   24,300
Centene Corporation    COM     15135B101   $   38,392   1,631,600          Shared-Defined    1            1,525,400  106,200
Cincinnati Bell Inc.   COM     171871106   $   20,003   4,878,900          Shared-Defined    1            4,552,922  325,978
Clark, Inc.            COM     181457102   $   13,559   1,027,200          Shared-Defined    1              958,600   68,600
Commscope, Inc.        COM     203372107   $   31,883   1,014,750          Shared-Defined    1              947,200   67,550
CompuCredit
Corporation            COM     20478N100   $   26,120     679,500          Shared-Defined    1              635,300   44,200
Conseco, Inc.        COM NEW   208464883   $   40,199   1,740,200          Shared-Defined    1            1,626,300  113,900
Crane Co.              COM     224399105   $   41,009     985,800          Shared-Defined    1              921,400   64,400
Curtiss-Wright
Corporation            COM     231561101   $   13,275     429,900          Shared-Defined    1              401,800   28,100
Cytec Industries Inc.  COM     232820100   $   46,738     871,000          Shared-Defined    1              813,500   57,500
Delphi Financial
Group, Inc.            CL A    247131105   $   33,191     912,849          Shared-Defined    1              853,190   59,659
Eaton Corporation      COM     278058102   $      249       3,300          Shared-Defined    1                3,300        0
Electronics For
Imaging, Inc.          COM     286082102   $   21,255   1,017,947          Shared-Defined    1              950,585   67,362
Fairchild Semi-
conductor Int'l.       COM     303726103   $   21,907   1,205,650          Shared-Defined    1            1,125,950   79,700
Heidrick & Struggles
Intl                   COM     422819102   $   29,749     879,100          Shared-Defined    1              821,600   57,500
Hewitt Associates,
Inc.                   COM     42822Q100   $      321      14,300          Shared-Defined    1               14,300        0
Hutchinson Technology  COM     448407106   $   11,918     551,000          Shared-Defined    1              514,400   36,600
Interpool, Inc.        COM     46062R108   $   21,790     980,650          Shared-Defined    1              915,350   65,300
JPMorgan Chase & Co.   COM     46625H100   $      420      10,000          Shared-Defined    1               10,000        0
Kanbay International,
Inc.                   COM     48363P207   $   16,880   1,160,950          Shared-Defined    1            1,083,320   77,630
Laidlaw International,
Inc.                   COM     50730R102   $   31,403   1,246,150          Shared-Defined    1            1,165,150   81,000
MCG Capital
Corporation            COM     58047P107   $   28,445   1,789,000          Shared-Defined    1            1,670,344  118,656
Mentor Graphics
Corporation            COM     587200106   $   28,482   2,194,300          Shared-Defined    1            2,049,864  144,436
NCI Building Systems,
Inc.                   COM     628852105   $   35,720     671,800          Shared-Defined    1              627,600   44,200
NETGEAR, Inc.          COM     64111Q104   $   18,933     874,500          Shared-Defined    1              817,000   57,500
Navigant Consulting,
Inc.                   COM     63935N107   $   11,848     523,100          Shared-Defined    1              482,300   40,800
Newfield Exploration
Company                COM     651290108   $   11,104     226,900          Shared-Defined    1              212,300   14,600
Parametric Technology
Corp                 COM NEW   699173209   $   17,424   1,370,860          Shared-Defined    1            1,281,920   88,940
Park Electrochemical
Corp.                  COM     700416209   $   13,769     534,700          Shared-Defined    1              499,600   35,100
Perot Systems Corp.    CL A    714265105   $   17,051   1,177,540          Shared-Defined    1            1,099,040   78,500
Placer Sierra
Bancshares             COM     726079106   $   17,499     754,600          Shared-Defined    1              704,900   49,700
Polaris Industries
Inc.                   COM     731068102   $   16,948     391,400          Shared-Defined    1              366,000   25,400
Prosperity Bancshares,
Inc.                   COM     743606105   $   26,411     803,000          Shared-Defined    1              749,900   53,100
Provident Bankshares
Corporation            COM     743859100   $   19,438     534,165          Shared-Defined    1              498,765   35,400
RAM Holdings, Inc.     SHS     G7368R104   $   17,205   1,368,700          Shared-Defined    1            1,277,900   90,800
Rare Hospitality
International          COM     753820109   $   20,158     700,900          Shared-Defined    1              654,800   46,100
Reinsurance Group
Of America,            COM     759351109   $   35,987     732,190          Shared-Defined    1              683,490   48,700
Ryder System, Inc.     COM     783549108   $   30,945     529,600          Shared-Defined    1              494,200   35,400
S1 Corporation         COM     78463B101   $    2,394     498,680          Shared-Defined    1              466,470   32,210
Scottish Re Group
Limited                ORD     G7885T104   $   17,084   1,024,200          Shared-Defined    1              957,200   67,000
Seabright Insurance
Holdings               COM     811656107   $   17,201   1,067,700          Shared-Defined    1              998,068   69,632
Smart Modular
Technologies         ORD SHS   G82245104   $   21,961   2,501,200          Shared-Defined    1            2,338,330  162,870
Sterling Financial
Corporation            COM     859319105   $   27,201     891,532          Shared-Defined    1              832,352   59,180
Swift Transportation
Co., Inc.              COM     870756103   $   32,740   1,030,850          Shared-Defined    1              962,250   68,600
Synnex Corporation     COM     87162W100   $   21,683   1,143,600          Shared-Defined    1            1,067,300   76,300
The Scotts Miracle-Gro
Company                CL A    810186106   $   25,235     596,300          Shared-Defined    1              556,387   39,913
The Steak n Shake
Company                COM     857873103   $   22,861   1,510,000          Shared-Defined    1            1,410,400   99,600
The Toro Company       COM     891092108   $   29,337     628,200          Shared-Defined    1              587,300   40,900
Triad Guaranty Inc.    COM     895925105   $   12,261     250,847          Shared-Defined    1              234,165   16,682
Triad Hospitals, Inc.  COM     89579K109   $   20,601     520,500          Shared-Defined    1              486,200   34,300
Tyco International
Ltd.                   COM     902124106   $      437      15,900          Shared-Defined    1               15,900        0
U.S.I. Holdings
Corporation            COM     90333H101   $   22,468   1,675,500          Shared-Defined    1            1,564,410  111,090
United Panam Financial
Corp                   COM     911301109   $   20,779     683,510          Shared-Defined    1              638,610   44,900
United Rentals, Inc.   COM     911363109   $   22,693     709,600          Shared-Defined    1              663,200   46,400
Walter Industries,
Inc.                   COM     93317Q105   $   22,264     386,200          Shared-Defined    1              360,800   25,400
Watson Wyatt Worldwide,
Inc.                   CL A    942712100   $   31,081     884,500          Shared-Defined    1              825,800   58,700
Willis Group Holdings
Limited                SHS     G96655108   $      334      10,400          Shared-Defined    1               10,400        0
iStar Financial Inc.   COM     45031U101   $   38,290   1,014,300          Shared-Defined    1              946,800   67,500
TOTAL                                      $1,583,887
